UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

     /s/ Maarten R. van Hengel          New York NY                2/11/2010
     -------------------------          -------------             ----------
            [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
028-05637                HMC Matterhorn Fund - Advisory
028-05670                HMC Matterhorn Fund - Wedge Microcap
028-11173                Highmount Matterhorn - QMA
028-01488                Highmount Matterhorn - Delphi
025-05358                Highmount Matterhorn - Lateef
028-11482                Highmount Matterhorn - Knightsbridge
028-11954                Highmount Matterhorn - Contravisory
028-11741                Highmount Matterhorn - Westend
025-04207                Highmount Matterhorn - Driehaus
028-04874                Gardner Lewis
028-01203                CS Mckee
028-07406                MDT

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           94

Form 13F Information Table Value Total:  $   207,827
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
3M COMPANY                     COM             88579Y101      435       5266  SH         Sole                           5266
ABBOTT LABS                    COM             002824100      309       5725  SH         Sole                           5725
AFFILIATED COMPUTER SERVICES,  COM             008190100      418       7000  SH         Sole                           7000
AMGEN                          COM             031162100     1308      23125  SH         Sole                          23125
ANADARKO PETE CORP             COM             032511107      944      15124  SH         Sole                          15124
APACHE CORPORATION             COM             037411105      846       8201  SH         Sole                           8201
APPLE COMPUTER INC             COM             037833100     1502       7128  SH         Sole                           7128
AT&T INC                       COM             00206R102      826      29486  SH         Sole                          29486
AUTOMATIC DATA PROCESSING      COM             053015103      358       8350  SH         Sole                           8350
AVALONBAY COMMUNITIES INC      COM             053484101      318       3871  SH         Sole                           3871
BANK OF NEW YORK MELLON CORP   COM             064058100     1691      60452  SH         Sole                          60452
BENIHANA INC                   COM             082047101       70      16737  SH         Sole                          16737
BRISTOL-MYERS SQUIBB CORP      COM             110122108     2056      81425  SH         Sole                          81425
CAMDEN NATIONAL CORP           COM             133034108      641      19599  SH         Sole                          19599
CANTEL MEDICAL CORP            COM             138098108      647      32074  SH         Sole                          32074
CAPITAL SOUTHWEST CORP         COM             140501107      289       3662  SH         Sole                           3662
CELGENE CORP                   COM             151020104      301       5400  SH         Sole                           5400
CISCO SYSTEMS                  COM             17275R102     2647     110552  SH         Sole                         110552
COCA-COLA                      COM             191216100      715      12544  SH         Sole                          12544
COLGATE PALMOLIVE CO           COM             194162103      795       9678  SH         Sole                           9678
COMMERCE BANCSHARES INC.       COM             200525103     1558      40232  SH         Sole                          40232
CORNING INC                    COM             219350105     1338      69280  SH         Sole                          69280
CVS CAREMARK CORP              COM             126650100     1369      42511  SH         Sole                          42511
DOMINION RESOURCES INC. NEW    COM             25746U109     2214      56890  SH         Sole                          56890
E M C CORP                     COM             268648102     1964     112446  SH         Sole                         112446
EMERSON ELECTRIC CO            COM             291011104     2604      61132  SH         Sole                          61132
ENERGY TRANSFER PTS            COM             29273R109      449       9975  SH         Sole                           9975
EXELON CORP                    COM             30161n101     1172      23975  SH         Sole                          23975
EXPRESS SCRIPTS INC COMMON STO COM             302182100      283       3270  SH         Sole                           3270
EXXON MOBIL CORP               COM             30231G102     4406      64620  SH         Sole                          64620
FEDERAL REALTY INV TR          COM             313747206      233       3445  SH         Sole                           3445
FLUOR                          COM             343412102      998      22160  SH         Sole                          22160
GENERAL ELECTRIC CO            COM             369604103      382      25226  SH         Sole                          25226
GOLDMAN SACHS GROUP            COM             38141G104      692       4101  SH         Sole                           4101
GOOGLE INC CL A                COM             38259P508     7910      12759  SH         Sole                          12759
H J HEINZ CO                   COM             423074103      511      11950  SH         Sole                          11950
HOME DEPOT                     COM             437076102     1777      61409  SH         Sole                          61409
ILLINOIS TOOL WORKS INC.       COM             452308109      739      15400  SH         Sole                          15400
INTERNATIONAL BUSINESS MACHINE COM             459200101     2639      20164  SH         Sole                          20164
ISHARES MSCI ASIA EX-JAPAN     COM             464288182    11596     208155  SH         Sole                         208155
ISHARES MSCI AUSTRALIA INDEX   COM             464286103    11578     506925  SH         Sole                         506925
ISHARES MSCI EMU               COM             464286608      383      10227  SH         Sole                          10227
ISHARES MSCI JAPAN INDEX       COM             464286848      169      17300  SH         Sole                          17300
ISHARES MSCI SWITZERLAND INDEX COM             464286749      511      22970  SH         Sole                          22970
ISHARES RUSSELL 3000 INDEX     COM             464287689    18876     289150  SH         Sole                         289150
ISHARES S&P 500 INDEX          COM             464287200      932       8335  SH         Sole                           8335
ISHARES S&P LATIN AMER 40 INDE COM             464287390     6440     134766  SH         Sole                         134766
ISHARES S&P MIDCAP             COM             464287507      969      13380  SH         Sole                          13380
ISHARES S&P SMALLCAP 600 INDEX COM             464287804      805      14705  SH         Sole                          14705
ISHARES TRMSCI EAFE INDEX      COM             464287465     9789     177075  SH         Sole                         177075
ITT CORPORATION                COM             450911102     1329      26725  SH         Sole                          26725
JOHNSON & JOHNSON              COM             478160104     3352      52049  SH         Sole                          52049
JPMORGAN CHASE & CO            COM             46625H100     2212      53080  SH         Sole                          53080
KINDER MORGAN ENERGY PARTNERS  COM             494550106      448       7350  SH         Sole                           7350
MERCK & CO                     COM             58933Y105      698      19097  SH         Sole                          19097
MICROSOFT CORP                 COM             594918104     1222      40102  SH         Sole                          40102
MONSANTO CO NEW                COM             61166W101     1455      17802  SH         Sole                          17802
NEWMONT MINING CORP            COM             651639106      260       5500  SH         Sole                           5500
NIKE INC                       COM             654106103     1071      16215  SH         Sole                          16215
OCCIDENTAL PETROLEUM CORP      COM             674599105     2466      30310  SH         Sole                          30310
ORACLE CORPORATION             COM             68389X105     1994      81275  SH         Sole                          81275
PARKER HANNIFIN CORP           COM             701094104     1691      31377  SH         Sole                          31377
PEABODY ENERGY CORP            COM             704549104      964      21330  SH         Sole                          21330
PEPSICO INC                    COM             713448108     2285      37583  SH         Sole                          37583
PFIZER INC                     COM             717081103      819      45025  SH         Sole                          45025
PHILIP MORRIS INTERNATIONAL IN COM             718172109     1755      36415  SH         Sole                          36415
PLAINS ALL AMER PIPELINES LP   COM             726503105      585      11075  SH         Sole                          11075
POWERSHARES CLEANTECH PORTFOLI COM             73935X278      512      20850  SH         Sole                          20850
POWERSHARES GLOBAL CLEAN ENERG COM             73936T615      505      30300  SH         Sole                          30300
POWERSHARES WATER RESOURCES    COM             73935X575     6963     412960  SH         Sole                         412960
POWERSHARES WILDERHILL CLEAN E COM             73935x500      528      48000  SH         Sole                          48000
PROCTER & GAMBLE CO            COM             742718109     2910      47988  SH         Sole                          47988
SCHLUMBERGER                   COM             806857108     2178      33457  SH         Sole                          33457
SEMPRA ENERGY                  COM             816851109      280       5000  SH         Sole                           5000
SPDR CONSUMER STAPLES          COM             81369Y308     1474      55675  SH         Sole                          55675
SPDR ENERGY INDEX              COM             81369Y506     1160      20342  SH         Sole                          20342
SPDR MSCI ACWI EX US ETF       COM             78463x848    10409     333626  SH         Sole                         333626
SPDR S&P 500 ETF TRUST         COM             78462f103    23310     209169  SH         Sole                         209169
SPDR S&P MIDCAP 400 ETF TRUST  COM             78467Y107     5435      41254  SH         Sole                          41254
STATE STREET CORPORATION       COM             857477103      513      11784  SH         Sole                          11784
TARGET                         COM             87612E106      392       8100  SH         Sole                           8100
UNITED PARCEL SVC INC CL B     COM             911312106      201       3510  SH         Sole                           3510
UNITED TECHNOLOGIES CORP       COM             913017109      860      12385  SH         Sole                          12385
US BANCORP                     COM             902973304      388      17250  SH         Sole                          17250
UTILITIES SELECT SECTOR SPDR   COM             81369y886      448      14450  SH         Sole                          14450
VANGUARD EMERGING MARKET ETF   COM             922042858     5767     140650  SH         Sole                         140650
VANGUARD EUROPEAN ETF          COM             922042874      339       7000  SH         Sole                           7000
VANGUARD TOTL SM ETF           COM             922908769      550       9750  SH         Sole                           9750
VERIZON COMMUNICATIONS         COM             92343V104      243       7334  SH         Sole                           7334
WAL MART STORES                COM             931142103     2422      45305  SH         Sole                          45305
WALGREEN                       COM             931422109      476      12950  SH         Sole                          12950
WINDSTREAM CORPORATION         COM             97381W104      449      40875  SH         Sole                          40875
ZIMMER HOLDINGS INC            COM             98956P102     1547      26165  SH         Sole                          26165
NESTLE S.A. ADR                ADR             641069406      560      11580  SH         Sole                          11580